AB Government Money Market Portfolio
SUMMARY INFORMATION <br/><br/>AB Government Money Market Portfolio
INVESTMENT OBJECTIVE:
The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees - AB Government Money Market Portfolio - USD ($)	Premium Class	Select Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - AB Government Money Market Portfolio		Premium Class		Select Class		Investor Class
Management Fees		0.20%		0.20%		0.20%
Fee Waiver		(0.10%)		(0.10%)		(0.10%)
Net Management Fees	[1]	0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees		0.05%		0.10%		0.15%
Other Expenses: Transfer Agent		none	[2]	none	[2]	0.01%
Other Expenses		0.02%		0.02%		0.02%
Total Other Expenses	[3]	0.02%		0.02%		0.03%
Total Annual Portfolio Operating Expenses		0.17%		0.22%		0.28%
[1]	The Management Fee is .20% of the Portfolio’s average daily net assets. AllianceBernstein, L.P., the Portfolio’s investment adviser (the “Adviser”) has contractually agreed to waive .10% of the Management Fee until August 31, 2020. The waiver agreement may be terminated or changed at any time only by the Portfolio’s Board of Directors.
[2]	Amount is less than .005%.
[3]	Total Other Expenses are based on estimated amounts for the current fiscal year.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Government Money Market Portfolio - USD ($)	Premium Class	Select Class	Investor Class
After 1 Year	$ 17	$ 23	$ 29
After 3 Years	66	71	77
After 5 Years	119	124	130
After 10 Years	$ 276	$ 281	$ 287

PRINCIPAL STRATEGIES:
The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.

The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”) and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.

The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.

As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission (“SEC”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification, and liquidity of the Portfolio’s investments. Among other things, Rule 2a-7 requires that the Portfolio’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a dollar weighted average maturity of no more than 60 days, and (iii) a dollar weighted average life to maturity of no more than 120 days. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio’s investments in illiquid securities to 5% of its total assets.

The Portfolio may also invest in when-issued securities related to the types of securities in which it is permitted to invest and the securities of other money market funds to the extent permitted under the Investment Company Act of 1940, as amended.
PRINCIPAL RISKS:
  Money Market Fund Risk: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  Under Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board of Directors, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Portfolio’s Board of Directors has determined not to impose liquidity fees on, or suspend, redemptions.
  Interest Rate Risk: Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
  Credit Risk: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.
  Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.
  Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  the Portfolio’s average annual returns for one, five and ten years.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future. The Portfolio adopted a multiple-class plan effective June 1, 2016. Upon the adoption of the multiple-class plan by the Portfolio, the original share class of the Portfolio (“original share class”) was renamed Class AB shares. Accordingly, the performance information presented below for the Class AB shares for periods prior to June 1, 2016 is the performance information of the original share class that existed prior to such date. An advisory fee for the Portfolio was implemented effective June 1, 2016 and prior to that time the Portfolio did not pay an advisory fee. Accordingly, historical performance information for all periods prior to June 1, 2016 does not reflect the Portfolio’s payment of an advisory fee. If such fee had been in place, investment performance would have been lower than what is indicated below.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).
Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class AB shares, or, for periods prior to June 1, 2016 as noted above, the original share class, because the Portfolios’ Premium Class, Select Class and Investor Class shares had not yet commenced operations prior to the date of the Prospectus. Through March 31, 2019, the year-to-date unannualized return for the Portfolio’s Class AB shares was 0.58%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 0.54%,4th quarter, 2018; and Worst Quarter was up 0.02%, 2nd quarter, 2015.
Performance Table <br/>Average Annual Total Returns <br/> (For the periods ended December 31, 2018)
Average Annual Total Returns - AB Government Money Market Portfolio		1 Year	5 Years	10 Years
Class AB		1.70%	0.58%	0.37%
Premium Class	[1]	1.65%	0.53%	0.32%
Select Class	[1]	1.60%	0.48%	0.27%
Investor Class	[1]	1.55%	0.43%	0.22%
[1]	Inception dates for Premium Class, Select Class and Investor Class shares: May [__], 2019. Performance information for periods prior to the inception of Premium Class, Select Class and Investor Class shares is the performance of Class AB shares adjusted to reflect the expenses of the respective class.

You may obtain the most current seven-day yield information of the Portfolio by calling (800) 221-5672 or your financial intermediary.